Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement Of Financial Position [Abstract]
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	50,000,000	50,000,000	50,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	72,462,000	72,554,000	60,883,000
Common stock, shares outstanding	72,462,000	72,554,000	60,883,000